LOANS AND PAYMENT PLAN RECEIVABLES, Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 24,888	$ 22,587	$ 20,234
Additions (deductions) [Abstract]
Provision for loan losses		824	1,503	1,199
Recoveries credited to allowance		3,961	4,622	4,205
Loans charged against the allowance		(3,525)	(3,824)	(3,051)
Balance at end of period		26,148	24,888	22,587
Allowance for loan losses [Abstract]
Individually evaluated for impairment		6,155	6,310
Collectively evaluated for impairment		19,993	18,578
Total ending allowance for loan losses balance		26,148	24,888
Loans [Abstract]
Individually evaluated for impairment		55,892	58,461
Collectively evaluated for impairment		2,675,193	2,530,084
Total loans recorded investment		2,733,370	2,591,058
Accrued interest included in recorded investment		8,347	8,538
Total Loans		2,725,023	2,582,520
Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0	0
Loans [Abstract]
Loans acquired with deteriorated credit quality		2,285	2,513
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		7,090	5,595	4,880
Additions (deductions) [Abstract]
Provision for loan losses		(651)	(946)	(327)
Recoveries credited to allowance		2,165	2,889	1,497
Loans charged against the allowance		(682)	(448)	(455)
Balance at end of period		7,922	7,090	5,595
Allowance for loan losses [Abstract]
Individually evaluated for impairment		1,031	1,305
Collectively evaluated for impairment		6,891	5,785
Total ending allowance for loan losses balance		7,922	7,090
Loans [Abstract]
Individually evaluated for impairment		9,393	8,697
Collectively evaluated for impairment		1,158,906	1,137,586
Total loans recorded investment		1,169,693	1,147,892
Accrued interest included in recorded investment		2,998	3,411
Total Loans		1,166,695	1,144,481
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0	0
Loans [Abstract]
Loans acquired with deteriorated credit quality		1,394	1,609
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		7,978	8,733	8,681
Additions (deductions) [Abstract]
Provision for loan losses		526	457	(567)
Recoveries credited to allowance		933	734	1,741
Loans charged against the allowance		(1,221)	(1,946)	(1,122)
Balance at end of period		8,216	7,978	8,733
Allowance for loan losses [Abstract]
Individually evaluated for impairment		4,863	4,799
Collectively evaluated for impairment		3,353	3,179
Total ending allowance for loan losses balance		8,216	7,978
Loans [Abstract]
Individually evaluated for impairment		43,574	46,394
Collectively evaluated for impairment		1,058,917	1,000,038
Total loans recorded investment		1,103,066	1,046,987
Accrued interest included in recorded investment	[1]	4,155	4,097
Total Loans		1,098,911	1,042,890
Mortgage [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0	0
Loans [Abstract]
Loans acquired with deteriorated credit quality		575	555
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		895	864	1,011
Additions (deductions) [Abstract]
Provision for loan losses		1,147	462	360
Recoveries credited to allowance		863	999	967
Loans charged against the allowance		(1,622)	(1,430)	(1,474)
Balance at end of period		1,283	895	864
Allowance for loan losses [Abstract]
Individually evaluated for impairment		261	206
Collectively evaluated for impairment		1,022	689
Total ending allowance for loan losses balance		1,283	895
Loans [Abstract]
Individually evaluated for impairment		2,925	3,370
Collectively evaluated for impairment		457,370	392,460
Total loans recorded investment		460,611	396,179
Accrued interest included in recorded investment	[1]	1,194	1,030
Total Loans		459,417	395,149
Installment [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0	0
Loans [Abstract]
Loans acquired with deteriorated credit quality		316	349
Subjective Allocation [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		8,925	7,395	5,662
Additions (deductions) [Abstract]
Provision for loan losses		(198)	1,530	1,733
Recoveries credited to allowance		0	0	0
Loans charged against the allowance		0	0	0
Balance at end of period		8,727	8,925	$ 7,395
Allowance for loan losses [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		8,727	8,925
Total ending allowance for loan losses balance		8,727	8,925
Subjective Allocation [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		$ 0	$ 0

[1]	Credit scores have been updated within the last twelve months.